Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Outstanding balances for related party transactions [abstract]
Transactions with related parties	$ 0	$ 0
Trade receivables from related parties	0	0
Trade payables to related parties	0	0
Loans from related parties	0	0
Loans to related parties	$ 0	$ 0